Submission	Sep. 22, 2025
Submission [Line Items]
Central Index Key	0001775194
Registrant Name	UPEXI, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Upexi, Inc.